Finance Assets, Net (Summary Of Net Investments In Finance Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finance Assets, Net [Abstract]
Rents receivable, net - Leveraged Leases	$ 3,926	$ 4,659
Unguaranteed residual values - Leveraged Leases	1,306	1,327
Unearned income - Leveraged Leases	(1,692)	(1,573)
Investments in finance leases - Leveraged Leases	3,540	4,413
Deferred income taxes - Leveraged Leases	(2,793)	(3,830)
Net investments in finance leases - Leveraged Leases	747	583
Rents receivable, net - Direct Finance Leases	162	207
Unguaranteed residual values - Direct Finance Leases	86	87
Unearned income - Direct Finance Leases	(2)	(3)
Investments in finance leases - Direct Finance Leases	246	291
Deferred income taxes - Direct Finance Leases	(107)	(130)
Net investments in finance leases - Direct Finance Leases	139	161
Rents receivable, net	4,088	4,866
Unguaranteed residual values	1,392	1,414
Unearned income	(1,694)	(1,576)
Investment in finance leases	3,786	4,704
Deferred income taxes	(2,900)	(3,960)
Net investments in finance leases	$ 886	$ 744